Average Annual Total Returns - First Trust Asia Pacific ex-Japan AlphaDEX Fund	First Trust Asia Pacific ex-Japan AlphaDEX Fund 1 Year	First Trust Asia Pacific ex-Japan AlphaDEX Fund 5 Years	First Trust Asia Pacific ex-Japan AlphaDEX Fund Since Inception	First Trust Asia Pacific ex-Japan AlphaDEX Fund Inception Date	First Trust Asia Pacific ex-Japan AlphaDEX Fund After tax on distributions 1 Year	First Trust Asia Pacific ex-Japan AlphaDEX Fund After tax on distributions 5 Years	First Trust Asia Pacific ex-Japan AlphaDEX Fund After tax on distributions Since Inception	First Trust Asia Pacific ex-Japan AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust Asia Pacific ex-Japan AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust Asia Pacific ex-Japan AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ DM Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ DM Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ DM Asia Pacific Ex-Japan Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	14.89%	5.92%	3.50%	Apr. 18, 2011	14.07%	4.72%	2.38%	8.76%	4.04%	2.18%	16.00%	[1]	6.81%	[1]	[1]	19.39%	[1]	10.46%	[1]	[1]	6.55%	8.96%	4.47%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.